Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Central Index Key	dei_EntityCentralIndexKey	0000701039
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2011
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011